Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 29. Subsequent Events
These Consolidated Financial Statements include a discussion of material events, if any, which have occurred subsequent to December 31, 2022 (referred to as subsequent events) through the issuance of the Consolidated Financial Statements.
In January 2023, the Issuers issued and sold $250 million of Secured Notes to SVF II under the Secured NPA. See Note 17 and Note 26 for additional details.
In February 2023, the Company amended the Credit Agreement to extend the maturity of the Junior LC Tranche from November 2023 to March 2025 and increased the facility from $350 million to $470 million. See Note 17 and Note 26 for additional details.
In March 2023, the Company and certain of its subsidiaries, including the Issuers, entered into a transaction support agreement (the “Transaction Support Agreement”), a backstop commitment agreement, a securities purchase and commitment agreement and certain other support agreements (collectively, the “Transactions Agreements”) relating to a series of contractually committed comprehensive Transactions with an ad hoc group (the “Ad Hoc Group”) of holders of 7.875% Senior Notes and 5.00% Senior Notes, Series II, SBG and certain affiliates thereof, a third party investor and certain other parties thereto, as applicable.
Pursuant to the Transactions Agreements, the applicable parties have agreed to support, approve, implement and enter into definitive documents covering the following transactions, among other things (collectively, the “Transactions”):
•certain offers to exchange, and related consent solicitations with respect to, all of the outstanding 7.875% Senior Notes and 5.00% Senior Notes, Series II, for a combination of newly issued 11.00% Second Lien Senior Secured PIK Notes due 2027 (with interest per annum payable 5.00% in cash and 6.00% by increasing the outstanding principal amount thereof (“PIK”)) of the Issuers (the “New Second Lien Notes”), 12.00% Third Lien Senior Secured PIK Notes due 2027 (with interest per annum payable in PIK only) of the Issuers (the “New Third Lien Notes”) and shares of Class A Common Stock, as applicable, and concurrently issue $500 million in aggregate principal amount of 15.00% First Lien Senior Secured PIK Notes due 2027 (with interest per annum payable 7.00% in cash and 8.00% in PIK) of the Issuers (the “New First Lien Notes”) in connection with the exchange offers, which amount will be backstopped by the Ad Hoc Group in exchange for a $25 million backstop fee payable in the form of additional New First Lien Notes;
•the exchange of all of the outstanding 5.00% Senior Notes, Series I, held by StarBright WW LP (or any affiliate to which StarBright WW LP transfers its 5.00% Senior Notes, Series I) (a "SoftBank Noteholder") for a combination of newly issued 11.00% Second Lien Senior Secured PIK Exchangeable Notes due 2027 (with interest per annum payable 5.00% in cash and 6.00% in PIK) of the Issuers (the “New Second Lien Exchangeable Notes”), 12.00% Third Lien Senior Secured PIK Exchangeable Notes due 2027 (with interest per annum payable in PIK only) of the Issuers (the “New Third Lien Exchangeable Notes”) and shares of Class A Common Stock;
•the rollover of $300 million of the $500 million commitment from SVF II under the Secured NPA to purchase Secured Notes, including $250 million in aggregate principal amount of Secured Notes currently outstanding, into $300 million of New First Lien Notes, which, at the Company’s option, would be issued to SVF II in full and outstanding at the closing of the Transactions or issuable to SVF II from time to time in whole or in part pursuant to a new note purchase agreement (the “SoftBank Delayed Draw Notes”), subject to a 12.50% fee on up to $50 million in aggregate principal amount of New First Lien Notes outstanding and held by SVF II in excess of $250 million in the form of additional New First Lien Notes. In addition, during the period from the entry into the Transaction Support Agreement to the closing of the Transactions, the Company may draw upon the remaining $250 million in aggregate principal of Secured Notes, each draw subject to the terms of the Secured NPA, subject to the following schedule: (i) a draw request of $50 million which may be made no earlier than April 1, 2023; (ii) a subsequent draw request of no more than $75 million which may be made no earlier than May 1, 2023; (iii) another subsequent draw request of no more than $75 million which may be made no earlier than June 1, 2023; and if applicable, (iv) a draw request of $50 million thereafter; and
•the issuance of 35 million shares of Class A Common Stock in a private placement at a purchase price of $1.15 per share at closing of the Transactions and up to $175 million of New First Lien Notes issuable from time to time at the Company’s option pursuant to a new note purchase agreement to a third party investor (the “Third Party Delayed Draw Notes”), subject to a 12.50% fee on up to $50 million in aggregate principal amount of New First Lien Notes outstanding and held by the Third Party Investor in excess of $125 million in the form of additional New First Lien Notes. Any draw request by the Company under the SoftBank Delayed Draw Notes and the Third Party Investor Delayed Draw Notes shall be made as follows: (i) the first $250 million under the SoftBank Delayed Draw Notes and the first $125 million under the Third Party Investor Delayed Draw Notes shall be drawn ratably; and (ii) the final $50 million under each of the SoftBank Delayed Draw Notes and the Third Party Investor Delayed Draw Notes shall be drawn ratably.
Closing of any Transaction pursuant to the Transaction Support Agreement is subject to, and conditioned upon, closing of all of the other Transactions as well as receipt of certain stockholder approvals with respect to the Transactions (the “Stockholder Approvals”). In connection with the entry into the Transaction Support Agreement, the Company and certain stockholders of the Company entered into support agreements pursuant to which each such stockholder has agreed, among other things, to vote all of its shares of Class A Common Stock in favor of the Stockholder Approvals. Management has determined that such approvals obtained in connection with the execution of the Transactions Agreements are sufficient to ensure the closing of the Transactions.